COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 13:-    Commitments and Contingencies

a.	Liens:

Pursuant to financial institution credit agreement, a lien has been incurred by the Company over a certain portion of its investment in outstanding shares of Matrix, Magic and Sapiens.

b.	Guarantees:

1.
The Group has provided certain bank guarantees in an aggregate of approximately $ 14,000 as security for its subsidiary companies’ performance of various contracts with customers. If the subsidiaries were to breach certain terms of such contracts, the customers could demand that the banks providing the guarantees distribute the amounts claimed to be due.

2.
The Group has provided bank guarantees in an aggregate of approximately $ 5,200 as security for its subsidiary companies rent to be paid for offices. If such subsidiaries were to breach certain terms of their leases, the lessors could demand that the banks providing the guarantees distribute the amounts claimed to be due.

c.	Covenants:

In connection with the Group’s credit facility agreements, primarily Formula and Matrix, with various financial institutions, the Group committed to the following:

i)	Matrix

In the context of Matrix engagements with banks for receiving credit facilities, Matrix has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:

a)
The total rate of Matrix debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by it and shareholders’ loans that have been and/or will be provided by it (collectively, “the debts”) will not exceed 40% of its total balance sheet.

b)	The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5.

c)	Matrix equity shall not be lower than NIS 275,000 (approximately $ 70,712) at all times.

d)	Matrix balances of cash and short-term investments in its balance sheet shall not be lower than NIS 50,000 (approximately $ 12,857).

e)	In the event that Formula ceases to hold 30% of Matrix share capital or is no longer the largest shareholder in Matrix, the credit may be placed for immediate repayment.

f)
Matrix will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent.

g)	Matrix will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent, unless it is done in the ordinary course of business.

h)
Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards (“IFRS”) to be less than NIS 275,000 (approximately $ 70,712). As of December 31, 2014, Matrix’s equity was approximately NIS 601,200 (approximately $ 154,590, as measured based on IFRS).

ii)	Formula

In the context of Formula engagements with a certain financial institution for receiving a credit facility, Formula has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:

a)	Company equity shall not be lower than $ 160,000 at all times.

b)	The ratio of Company’s equity to total assets will not be less than 20%.

c)	The ratio of Company’s financial debts less cash, short-term deposit and short-term marketable securities to the annual EBITDA will not exceed 3.5

d)	The ratio of Company’s financial debts less cash, short-term deposit and short-term marketable securities to the total assets will not exceed 30%.

e)	Formula’s liabilities to banks and other financial institutions in its standalone balance sheet shall not be higher than NIS 450,000 (approximately $ 115,711)

f)
Formula will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the financial institution’s consent.

g)
Formula will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the financial institution’s advance written consent, unless it is done in the ordinary course of business.

As of the date of the financial statements, Formula and Matrix are in compliance with the above financial covenants.

d.	Legal proceedings:

1.
In August 2009, a software company and one of its owners filed an arbitration proceeding against Magic and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs sought damages in the amount of approximately NIS 52,000 (approximately $13,371). The arbitrator determined that both Magic and its subsidiary breached the non-disclosure agreement. In January 2015 the arbitrator rendered his ruling and determined that Magic should pay damages to the plaintiffs. The group’s Equity in gains of affiliated companies, net includes a net impact of $722 resulting from the arbitration. Magic is considering its options following this ruling.

2.
On September 10, 2014, a motion for certification of a class action (together with a statement of claim) was filed by an alleged shareholder of Formula’s subsidiary Matrix against Matrix and Matrix’s directors and chief executive officer, and against Formula, as Matrix’s controlling shareholder. The motion included a claim for damages caused, according to the alleged shareholder, to the shareholders of Matrix as a result of the publication of financial statements that included misleading information, which, according to the applicant, have a significant impact on Matrix’s results of operations, a breach of the duty of disclosure under Israeli securities laws and negligent supervision over the financial statements, based on reports regarding the correction of errors discovered in the financial statements of Matrix. On January 13, 2015, the applicant filed an amended request, which included, among other things, a financial expert opinion and an increase to the amount of the claim in accordance with the above request, with the losses to the applicant estimated to be NIS 0.225 and the losses of the entire group estimated to be NIS 41,000 (approximately $ 10,543).  Matrix and Formula have not yet filed a response.

At this time, given the multiple uncertainties involved and in large part to the highly speculative nature of the damages sought by the plaintiff the Company is unable to estimate the amount of the probable loss, if any, to be recognized.

3.
In addition to the above-described legal proceedings, from time to time, Formula and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company applies ASC 450, “Contingencies,” and accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Company has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material. Furthermore, in respect of its ordinary course legal, administrative and regulatory proceedings (that is, other than the particular material proceedings described above), the Company estimates, in accordance with the procedures described above, that as of the current time there is no reasonable possibility that it will incur material losses exceeding the non-material amounts already recognized.

e.	Operating lease commitments:

The following are details of the Company’s future minimum lease commitments for office equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2014:

2015	$21,891
2016	13,206
2017	10,486
2018	8,490
2019 and Thereafter	5,918

$59,991

Rent expenses for the years 2012, 2013 and 2014, were approximately $ 15,559, $ 20,408 and $ 15,979, respectively.

f.	Royalty commitments:

Sapiens Technologies (1982) Ltd. (“apiens Technologies”), a subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel’s Office of the Chief Scientist (“OCS”) for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the OCS, Sapiens Technologies agreed to pay 3%-3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the OCS reached in January 2012.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the OCS, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalty expenses in Sapiens amounted to $ 574, $ 514 and $ 618 in 2012, 2013 and 2014, respectively. Royalty expenses in Sapiens consolidated and included in cost of revenues amounted to $ 574, $ 450 and $ 0 in 2012, 2013 and 2014, respectively

As of December 31, 2014, Sapiens had a contingent liability to pay royalties of $7,576.